BACKGROUND (Details)								1 Months Ended	12 Months Ended
	Oct. 08, 2024	Aug. 30, 2024 USD ($) $ / shares shares	Jun. 20, 2024 USD ($)	May 19, 2023 $ / shares shares	May 16, 2023 USD ($) shares	Apr. 13, 2021 $ / shares shares	Aug. 26, 2020 USD ($) shares	Apr. 30, 2021 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	May 31, 2024 USD ($)	May 30, 2024 $ / shares	Aug. 17, 2022 USD ($) $ / shares shares	Nov. 11, 2019 company
Debt Instrument [Line Items]
Stock split ratio, common stock	0.01
Number of independent publicly traded companies | company															2
Consideration received on transaction | $							$ 298,000,000.0
Number of shares issued in transaction (in shares)							89,157
Percentage of ownership before transaction							29.50%
Shares issued, price per share (in USD per share) | $ / shares				$ 2,800
Net proceeds from issuance of ordinary shares | $								$ 169,700,000	$ 96,446,000	$ 193,491,000	$ 0
Issuance of ordinary shares, net of issuance cost | $									95,101,000	204,480,000
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)						18,700
Price per share (USD per share) | $ / shares						$ 1,800
Convertible debt
Debt Instrument [Line Items]
Convertible notes | $									306,958,000	207,000,000
Existing 1L Notes | Convertible debt
Debt Instrument [Line Items]
Interest rate percentage			7.50%											7.50%
Conversion price (USD per share) | $ / shares														$ 23.13
Convertible notes | $									$ 209,500,000	207,000,000.0		$ 25,000,000		$ 207,000,000.0
Exchange Notes | Convertible debt
Debt Instrument [Line Items]
Interest rate percentage			9.50%
New 1L Notes and Investor Warrants | Convertible debt
Debt Instrument [Line Items]
Convertible notes | $			$ 97,500,000
2027 Convertible Notes | Convertible debt
Debt Instrument [Line Items]
Interest rate percentage														4.00%
Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Number of ordinary shares owned									197,343
Ownership percentage of non-controlling owner		69.30%							59.60%
Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Existing 1L Notes | Convertible debt
Debt Instrument [Line Items]
Number of convertible ordinary shares issuable														89,486
Number of additional ordinary shares issuable														19,597
Conversion price (USD per share) | $ / shares													$ 16.08
Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Existing 1L Notes | Convertible debt | Maximum
Debt Instrument [Line Items]
Number of convertible ordinary shares issuable														109,083
The TZE Private Placement
Debt Instrument [Line Items]
Consideration received on transaction | $					$ 42,000,000
Number of shares issued in transaction (in shares)					15,000	18,700
Shares issued, price per share (in USD per share) | $ / shares						$ 1,800
Spin-Off and the TZE SG Private Placement | Maxeon | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Number of ordinary shares owned									107,857
The Company Offering
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)				74,900
Shares issued, price per share (in USD per share) | $ / shares				$ 2,800
The Company Offering | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)				18,700
The Company Offering | Maxeon
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares)				56,200
The Company Offering and 2023 TZE Private Placement
Debt Instrument [Line Items]
Net proceeds from issuance of ordinary shares | $										$ 193,500,000
TZE SG Warrant | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Net proceeds from issuance of ordinary shares | $			1,300,000
Issuance of ordinary shares, net of issuance cost | $			$ 1,345,663
2024 TZE Private Placement | Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE)
Debt Instrument [Line Items]
Consideration received on transaction | $		$ 100,000,000
Number of shares issued in transaction (in shares)		82,919
Price per share (USD per share) | $ / shares		$ 1,206